Schedule 1 - Condensed Financial Statements of the Company	12 Months Ended
Dec. 31, 2014
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
SCHEDULE 1—CONDENSED FINANCIAL STATEMENTS OF THE COMPANY

Balance Sheets

(In thousands, except for shares)

	As of December 31,
	2013	2014	2014
	RMB	RMB	US$
ASSETS:
Current assets:
Cash and cash equivalents	11,471	9,707	1,564
Other receivables	40,106	296	48
Amounts due from subsidiaries	1,491,025	1,539,702	248,155
Total current assets	1,542,602	1,549,705	249,767
Non-current assets:
Investment in subsidiaries	1,561,555	1,700,295	274,038
Total assets	3,104,157	3,250,000	523,805

LIABILITIES AND SHAREHOLDERS’ EQUITY:
Current liabilities:
Other payables	45,102	2,723	439
Amounts due to subsidiaries	30,958	36,525	5,887
Total liabilities	76,060	39,248	6,326
Ordinary shares (Authorized shares:10,000,000,000 at US$0.001 each; issued and outstanding shares: 998,861,526 and 1,150,565,906 as of December 31, 2013 and 2014, respectively))	7,624	8,563	1,380
Additional paid-in capital	2,329,962	2,601,401	419,270
Retained earnings	801,625	963,385	155,269
Accumulated other comprehensive loss	(111,114)	(105,106)	(16,940)
Subscription receivables	—	(257,491)	(41,500)
Total shareholders’ equity	3,028,097	3,210,752	517,479
Total liabilities and shareholders' equity	3,104,157	3,250,000	523,805

Statements of Income and Comprehensive Income

(In thousands)

	Year Ended December 31,
	2012	2013	2014	2014
	RMB	RMB	RMB	US$
General and administrative expenses	(77,993)	(50,633)	(31,191)	(5,027)
Interest income	13,215	6,847	12,464	2,009
Equity in earnings of subsidiaries	195,288	139,429	180,487	29,089
Net income	130,510	95,643	161,760	26,071
Other comprehensive (loss) income, net of tax: Foreign currency translation adjustments	(2,481)	(6,982)	6,008	968
Comprehensive income attributable to the CNinsure Inc’s shareholders	128,029	88,661	167,768	27,039

Statements of Shareholders’ Equity

 (In thousands, except for shares)

	Share Capital				Accumulated Other
	Number of Share	Amounts	Additional Paid-in Capital	Retained Earnings	Comprehensive Income (Loss)	Subscription Receivables	Total
		RMB	RMB	RMB	RMB	RMB	RMB
Balance as of January 1, 2012	1,002,541,446	7,646	2,272,580	575,472	(101,651)	—	2,754,047
Net income	—	—	—	130,510	—	—	130,510
Foreign currency translation	—	—	—	—	(2,481)	—	(2,481)
Exercise of share options	183,380	1	347	—	—	—	348
Repurchase of ordinary shares	(3,863,300)	(23)	(9,221)	—	—	—	(9,244)
Share-based compensation	—	—	66,878	—	—	—	66,878
Other	—	—	(45,678)	—	—	—	(45,678)
Balance as of December 31, 2012	998,861,526	7,624	2,284,906	705,982	(104,132)	—	2,894,380
Net income	—	—	—	95,643	—	—	95,643
Foreign currency translation	—	—	—	—	(6,982)	—	(6,982)
Share-based compensation	—	—	44,904	—	—	—	44,904
Other	—	—	152	—	—	—	152
Balance as of December 31, 2013	998,861,526	7,624	2,329,962	801,625	(111,114)	—	3,028,097
Net income	—	—	—	161,760	—	—	161,760
Issue new shares to employee	150,000,000	928	256,563	—	—	(257,491)	—
Foreign currency translation	—	—	—	—	6,008	—	6,008
Exercise of share options	1,704,380	11	3,172	—	—	—	3,183
Share-based compensation	—	—	23,598	—	—	—	23,598
Other	—	—	(11,894)	—	—	—	(11,894)
Balance as of December 31, 2014	1,150,565,906	8,563	2,601,401	963,385	(105,106)	(257,491)	3,210,752
Balance as of December 31, 2014 in US$		1,380	419,270	155,269	(16,940)	(41,500)	517,479

Statements of Cash Flows

(In thousands)

	Year Ended December 31,
	2012	2013	2014	2014
	RMB	RMB	RMB	US$
OPERATING ACTIVITIES
Net income	130,510	95,643	161,760	26,071
Adjustments to reconcile net income to net cash used in operating activities:
Equity in earnings of subsidiaries	(195,288)	(139,016)	(180,487)	(29,089)
Compensation expenses associated with stock options	66,878	44,904	23,598	3,803
Changes in operating assets and liabilities:
Other receivables	189,004	1,212	39,810	6,416
Other payables	(189)	(582)	(42,379)	(6,830)
Net cash generated from operating activities	190,915	2,161	2,302	371
Cash flows from investing activities
(Increase) decrease in investment in subsidiaries	(12,899)	(34,102)	29,853	4,811
Advances (to) from subsidiaries	(176,826)	37,337	(43,110)	(6,948)
Disposal of subsidiaries	—	(1,532)	—	—
Net cash (used in) generated from investing activities	(189,725)	1,703	(13,257)	(2,137)
Cash flows from financing activities:
Proceeds on exercise of stock options	348	—	3,183	513
Repurchase ordinary shares	(9,244)	—	—	—
Net cash (used in) generated from financing activities	(8,896)	—	3,183	513
Net increase (decrease) in cash and cash equivalents	(7,706)	3,864	(7,772)	(1,253)
Cash and cash equivalents at beginning of year	24,776	14,589	11,471	1,849
Effect of exchange rate changes on cash and cash equivalents	(2,481)	(6,982)	6,008	968
Cash and cash equivalents at end of year	14,589	11,471	9,707	1,564

Note to Schedule 1

(In thousands, except for shares)

Schedule 1 has been provided pursuant to the requirements of Rule 12-04(a), 5-04(c) and 4-08(e)(3) of Regulation S-X, which require condensed financial statements as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of the consolidated and unconsolidated subsidiaries (including variable interest entities) together exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. As of December 31, 2014, RMB2,055,417 of the restricted capital and reserves are not available for distribution, and as such, the condensed financial statements of the Company have been presented for the years ended December 31, 2013 and 2014.